Prospectus Supplement	August 2, 2017

Putnam Multi-Cap Growth Fund
Prospectus dated October 30, 2016

The sub-section Portfolio manager in the section Your fund’s management is replaced in its entirety with the following:

Portfolio manager
Robert Brookby, Portfolio Manager, portfolio manager of the fund since 2010

Assistant portfolio manager
Richard Bodzy, Portfolio Manager, Analyst, assistant portfolio manager of the fund since 2017

The following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio manager	Joined fund	Employer	Positions over past five years

Robert Brookby	2010	Putnam Management	Portfolio Manager
		2008 - Present

Assistant portfolio	Joined fund	Employer	Positions over past five years
manager
Richard Bodzy	2017	Putnam Management	Portfolio Manager, Analyst
		2009 - Present	Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	August 2, 2017

Putnam Multi-Cap Growth Fund
Statement of Additional Information dated October 30, 2016

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGER section are supplemented to reflect that the fund’s portfolio managers are now Robert Brookby and Richard Bodzy. These sub-sections are also supplemented with regards solely to Mr. Bodzy as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of June 30, 2017. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Richard Bodzy	2	$30,100,000	0	0	1	$100,000

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of June 30, 2017, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned

Richard Bodzy	$0